RELATED PARTY TRANSACTIONS Related Party Disclosure (Details)												1 Months Ended				2 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 24, 2016 USD ($)	Apr. 30, 2015 USD ($)	Sep. 24, 2014 USD ($)	May 06, 2014 USD ($)	Jul. 26, 2013	Jun. 24, 2013	Jun. 22, 2013 facility	Jul. 02, 2012 USD ($) promissory_note shares	Aug. 02, 2011 USD ($)	Jun. 22, 2010 USD ($)	Apr. 09, 2010 USD ($) bed	Apr. 30, 2015 USD ($)	Apr. 30, 2012 USD ($)	Mar. 31, 2012 USD ($) shares	Mar. 31, 2011 USD ($)	Apr. 30, 2012 USD ($)	Sep. 30, 2016 USD ($) shares	Jun. 30, 2016 shares	Mar. 31, 2016 shares	Jun. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) shares	Dec. 31, 2015 USD ($) building	Dec. 31, 2014 USD ($) building bed	Dec. 31, 2013 USD ($)	Sep. 30, 2015 bed	Aug. 01, 2015 USD ($)	Jul. 30, 2015 USD ($)	May 05, 2015	May 01, 2015 USD ($)	Apr. 01, 2015 USD ($)	Mar. 31, 2015 USD ($)	Feb. 04, 2015	Aug. 21, 2014	May 15, 2014 USD ($)	Mar. 28, 2014	Mar. 27, 2014 USD ($)	Mar. 03, 2014 USD ($) $ / shares	Jul. 31, 2012 USD ($) shares	Jul. 26, 2012 $ / shares	Dec. 31, 2011 USD ($)	Oct. 31, 2011 bed
Related Party Transaction [Line Items]
Proceeds from issuance of debt			$ 500,000
Ownership interest, percentage						5.00%
Number of office buildings | building																							2
Maximum borrowing capacity		$ 5,750,000										$ 5,750,000														$ 5,750,000			$ 3,750,000	$ 6,000,000	$ 8,800,000
Gain (Loss) Related to Litigation Settlement												$ 600,000										$ 0	$ 600,000
Fixed interest rate (as a percent)																				8.00%
Debt Instrument, Face Amount																				$ 6,400,000
Maturity period																					2 years
Number of shares issued | shares																	106,796	43,204	186,905		336,905
Related Party Transaction, Expenses from Transactions with Related Party								$ 42,500							$ 60,000									$ 40,000
Repayments of Debt	$ 3,900,000	$ 6,500,000	$ 4,500,000.0
Total indebtedness																	$ 115,503,000				$ 115,503,000	122,759,000	151,359,000
Rose Missouri Nursing LLC
Related Party Transaction [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed																																									90
Christopher Brogdon, the Company's Vice Chairman
Related Party Transaction [Line Items]
Guarantee fee expenses																							$ 25,000
Christopher Brogdon, the Company's Vice Chairman | Consulting Agreement Amendment
Related Party Transaction [Line Items]
Consulting Agreement, aggregate consulting fee				$ 400,000
Consulting Agreement, success fee, per completed acquisition				25,000
Consulting Agreement, change in control fee				500,000
Consulting fee payable																						255,000
Notes payable																						268,663
Gain (Loss) Related to Litigation Settlement																						$ 600,000
Christopher Brogdon, the Company's Vice Chairman | Consulting Agreement
Related Party Transaction [Line Items]
Consulting Agreement, maximum annual success fee				160,000
Consulting Agreement, consulting fee, upfront payment				100,000
Related Party Transaction, Consulting Agreement, Consulting Fee, Monthly Payment				15,000
Christopher Brogdon, the Company's Vice Chairman | Management Agreement Termination
Related Party Transaction [Line Items]
Notes payable																																		$ 615,986			$ 523,663
Christopher Brogdon
Related Party Transaction [Line Items]
Ownership interest, percentage																							5.00%
Cantone Asset Management LLC
Related Party Transaction [Line Items]
Number of securities called by warrants | shares														300,000
Number of Promissory Notes Refinanced | promissory_note								2
Fixed interest rate (as a percent)																																						8.00%
Debt Instrument, Face Amount																																						$ 5,000,000.0
Cantone Research Inc
Related Party Transaction [Line Items]
Number of securities called by warrants | shares																																						100,000
Related Party Transaction, Amount to be Loaned by Related Party																$ 4,000,000.0
Maturity period																4 years
Number of shares issued | shares								50,000
Related Party Transaction, Expenses from Transactions with Related Party																							$ 30,000
Anthony Cantone and Cantone Asset Management LLC
Related Party Transaction [Line Items]
Ownership percentage																												5.00%					5.00%
Repayments of Debt																				$ 1,500,000
Doucet Capital LLC, Doucet Asset Management LLC, Christopher L. Doucet and Suzette A. Doucet [Member]
Related Party Transaction [Line Items]
Ownership percentage																												5.00%				5.00%
Cantaone Asset Management LLC and Cantone Research Inc. [Member]
Related Party Transaction [Line Items]
Ownership percentage																						10.00%
Riverchase | Wholly Owned Subsidiary
Related Party Transaction [Line Items]
Percentage of monthly gross revenues of facility																						5.00%
Purchase Agreement | Oklahoma Owners
Related Party Transaction [Line Items]
Expenses incurred on behalf of related party									$ 56,894
Purchase Agreement | Riverchase
Related Party Transaction [Line Items]
Capacity of assisted living facility (in numbers of bed) | bed											105
Recognized assets acquired and liabilities assumed											$ 5,000,000
Purchase Agreement | Riverchase | Christopher Brogdon, the Company's Vice Chairman
Related Party Transaction [Line Items]
Percentage of membership interests assigned to related party										100.00%
Purchase Agreement | Riverchase | Hearth and Home of Ohio Inc
Related Party Transaction [Line Items]
Purchase option exercise price										$ 100,000
Consulting Agreement | Christopher Brogdon, the Company's Vice Chairman
Related Party Transaction [Line Items]
Success fees																							20,000
Minimum aggregate consideration for determining success fees																							$ 2,500,000
Number of months of maximum total compensation severance pay would equal																							18 months
Convertible debt issued in 2012
Related Party Transaction [Line Items]
Proceeds from issuance of debt								$ 1,500,000														$ 7,500,000
Fixed interest rate (as a percent)								8.00%																			10.00%
Debt Instrument, Face Amount																											$ 1,500,000.0
Total indebtedness																																						$ 7,500,000
Convertible debt issued in 2011
Related Party Transaction [Line Items]
Fixed interest rate (as a percent)																						10.00%
Debt Instrument, Face Amount																																								$ 4,500,000.0
Total indebtedness															$ 4,500,000
Convertible debt issued in 2014
Related Party Transaction [Line Items]
Fixed interest rate (as a percent)																																			10.00%
Total indebtedness																						$ 9,200,000	$ 14,000,000
Promissory note
Related Party Transaction [Line Items]
Proceeds from issuance of debt																						$ 1,000,000.0
Promissory note | Cantone Asset Management LLC
Related Party Transaction [Line Items]
Proceeds from issuance of debt													$ 1,500,000	$ 3,500,000
Promissory note | Park City Capital Offshore Master, Ltd
Related Party Transaction [Line Items]
Ownership percentage																																			5.00%
AdCare Oklahoma Management LLC | Purchase Agreement | Oklahoma Owners
Related Party Transaction [Line Items]
Management agreement period									5 years
Percentage of monthly gross revenues of facility									5.00%
Riverchase Village ADK LLC | Wholly Owned Subsidiary
Related Party Transaction [Line Items]
Ownership percentage																						33.00%
Management agreement period										5 years
Riverchase Village ADK LLC | First Mortgage Healthcare Facility Revenue Bonds Series 2010 A
Related Party Transaction [Line Items]
Proceeds from issuance of debt											5,900,000
Riverchase Village ADK LLC | First Mortgage Revenue Bonds Series B
Related Party Transaction [Line Items]
Proceeds from issuance of debt											$ 500,000
Variable Interest Entity, Not Primary Beneficiary [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity																	1,000,000				1,000,000
Notes payable																						$ 95,000
Riverchase | Riverchase Village ADK LLC
Related Party Transaction [Line Items]
Term of contract					5 years
Term of automatic renewal of contract after initial term					1 year
Fees as percentage of monthly gross revenue					5.00%
Riverchase | Christopher Brogdon, the Company's Vice Chairman
Related Party Transaction [Line Items]
Ownership percentage							5.00%															5.00%
Riverchase | Riverchase Village ADK LLC
Related Party Transaction [Line Items]
Capacity of assisted living facility (in numbers of bed) | facility							105
Riverchase | Riverchase Village ADK LLC | Christopher Brogdon, the Company's Vice Chairman | Management Agreement Termination
Related Party Transaction [Line Items]
Exercise price | $ / shares																																					$ 1.00		$ 1.00
Winter Haven Subleases
Related Party Transaction [Line Items]
Sublease, monthly payment				$ 5,000
Gemino Credit Agreement | Oklahoma Owners
Related Party Transaction [Line Items]
Maximum borrowing capacity																							1,000,000.0
Minimum | Christopher Brogdon, the Company's Vice Chairman
Related Party Transaction [Line Items]
Period of extension in agreement																								1 year
Success fee for transactions in which aggregate consideration less than specified																							$ 0
Percentage Beneficially Owned by Officer with Relationship to Seller																							10.00%
Consulting Agreement Period Year One | Consulting Agreement | Christopher Brogdon, the Company's Vice Chairman
Related Party Transaction [Line Items]
Monthly professional fees																							$ 10,000
Consulting Agreement Period Year One | Maximum | Consulting Agreement | Christopher Brogdon, the Company's Vice Chairman
Related Party Transaction [Line Items]
Success fees, annual basis																							80,000
Consulting Agreement Period Year Two | Consulting Agreement | Christopher Brogdon, the Company's Vice Chairman
Related Party Transaction [Line Items]
Monthly professional fees																							15,000
Consulting Agreement Period Year Two | Maximum | Consulting Agreement | Christopher Brogdon, the Company's Vice Chairman
Related Party Transaction [Line Items]
Success fees, annual basis																							120,000
Consulting Agreement Period Year Three | Consulting Agreement | Christopher Brogdon, the Company's Vice Chairman
Related Party Transaction [Line Items]
Monthly professional fees																							20,000
Consulting Agreement Period Year Three | Maximum | Consulting Agreement | Christopher Brogdon, the Company's Vice Chairman
Related Party Transaction [Line Items]
Success fees, annual basis																							$ 160,000
Convertible Notes Payable | Convertible debt issued in 2014 | Park City Capital Offshore Master, Ltd
Related Party Transaction [Line Items]
Debt Instrument, Face Amount																																				$ 1,000,000.0
Ownership percentage																																				5.00%
Convertible Notes Payable | Convertible note issued in 2015 | Park City Capital Offshore Master, Ltd
Related Party Transaction [Line Items]
Debt Instrument, Face Amount																															1,000,000.0
Convertible Notes Payable | Convertible note issued in 2015 | Christopher L. Doucet and Suzette A. Doucet [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount																															300,000.0
Convertible Notes Payable | Convertible note issued in 2015 | Doucet Asset Management LLC [Member]
Related Party Transaction [Line Items]
Related Party Disclosure, Placement Fees To be Paid Upon Subscription of Notes, As per the Agreement																															$ 100,000
Roswell, Georgia
Related Party Transaction [Line Items]
Number of office buildings | building																						2
Roswell, Georgia | Christopher Brogdon
Related Party Transaction [Line Items]
Debt outstanding, guaranteed by related party																	17,900,000				17,900,000
Number of Office Buildings, Guaranteed by Related Party | building																							1
Long-term Debt																						$ 17,500,000
Roswell, Georgia | Senior Loans [Member] | Christopher Brogdon
Related Party Transaction [Line Items]
Debt outstanding, guaranteed by related party																	$ 2,400,000				$ 2,400,000
College Park, Georgia | Christopher Brogdon
Related Party Transaction [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed																							95		95
Attalla, Alabama | Christopher Brogdon
Related Party Transaction [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed																							182		182
Glencoe, Alabama | Christopher Brogdon
Related Party Transaction [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed																							122		122